January 23, 2006

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
5th Floor
Washington, DC 20549


RE:  VANGUARD CONVERTIBLE SECURITIES FUND (THE "TRUST")
     FILE NO.  33-4424
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Commissioners:

Enclosed is the 33rd Post-Effective Amendment to the registration statement on Form N-1A for the Vanguard Convertible Securities Fund (the "Trust"), which we are filing pursuant to Rule 485 (a) under the Securities Act of 1933. The purposes of this amendment are (1) to amend the Frequent Trader Policy Disclosure for each series of the Trust, and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 24, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,


Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.





Enclosures



CC: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission